Estimated Future Scheduled Repayments (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Prepaid debt issuance costs	$ 26,283
TMCL VII 2019-1 Bonds
Debt Instrument [Line Items]
Debt instrument exclude an unamortized discount	81
TMCL VII 2020-1 Bonds
Debt Instrument [Line Items]
Debt instrument exclude an unamortized discount	79
TMCL VII 2020-2 Bonds
Debt Instrument [Line Items]
Debt instrument exclude an unamortized discount	157
TMCL VII 2020-3 Bonds
Debt Instrument [Line Items]
Debt instrument exclude an unamortized discount	$ 82